Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 95,549	$ 75,391
Less: accumulated depreciation and amortization	(35,581)	(34,322)
Property and equipment, net	59,968	41,069
Buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	25,838	26,249
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	2,887	3,181
Machinery and tools [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	1,562	1,736
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	31,007	35,338
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	5,776	5,632
Constructions in progress [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 28,479	$ 3,255